Current and Deferred Income Tax (Details 2) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax asset	$ 1,759,477	$ 2,069,394
Deferred income tax liabilities	(14,828,409)	(19,801,186)
Deferred income tax, net	(13,068,932)	(17,731,792)	$ (22,640,652)
Recovered after more than 12 months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax asset	437,484	125,541
Deferred income tax liabilities	(3,524,123)	(19,223,434)
Recovered within 12 months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax asset	1,321,993	1,943,853
Deferred income tax liabilities	$ (11,304,286)	$ (577,752)